Warrants (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Issuance Date [Member]
Summarizes information about warrants outstanding and exercisable
Grant Date	Jan. 27, 2014
Number of Shares Underlying Warrants Originally Granted	157,846
Shares Underlying Warrants Exchanged, Exercised or Expired	(157,846)
Shares Underlying Warrants Outstanding and Exercisable	0
Exercise price | $ / shares	$ 0
Expiration Term in years	0 years
Issuance Date One [Member]
Summarizes information about warrants outstanding and exercisable
Grant Date	Nov. 19, 2014
Number of Shares Underlying Warrants Originally Granted	145,399
Shares Underlying Warrants Exchanged, Exercised or Expired	(142,957)
Shares Underlying Warrants Outstanding and Exercisable	2,442
Exercise price | $ / shares	$ 12.00
Expiration Term in years	4 months 17 days
Issuance Date Two [Member]
Summarizes information about warrants outstanding and exercisable
Grant Date	Nov. 19, 2014
Number of Shares Underlying Warrants Originally Granted
Shares Underlying Warrants Exchanged, Exercised or Expired	142,957
Shares Underlying Warrants Outstanding and Exercisable	142,957
Exercise price | $ / shares	$ 9.00
Expiration Term in years	4 months 17 days
Issuance Date Three [Member]
Summarizes information about warrants outstanding and exercisable
Grant Date	Nov. 19, 2014
Number of Shares Underlying Warrants Originally Granted
Shares Underlying Warrants Exchanged, Exercised or Expired	142,957
Shares Underlying Warrants Outstanding and Exercisable	142,957
Exercise price | $ / shares	$ 9.00
Expiration Term in years	2 years 4 months 17 days
Issuance Date Four [Member]
Summarizes information about warrants outstanding and exercisable
Grant Date	Mar. 03, 2016
Number of Shares Underlying Warrants Originally Granted	375,000
Shares Underlying Warrants Exchanged, Exercised or Expired	0
Shares Underlying Warrants Outstanding and Exercisable	375,000
Exercise price | $ / shares	$ 7.00
Expiration Term in years	1 year 2 months 1 day
Warrant [Member]
Summarizes information about warrants outstanding and exercisable
Number of Shares Underlying Warrants Originally Granted	678,245
Shares Underlying Warrants Exchanged, Exercised or Expired	(14,889)
Shares Underlying Warrants Outstanding and Exercisable	663,356